Stock-Based Compensation - Additional Information (Detail) - Wilco Holdco Inc - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Service-based Incentive Unit
Compensation Related Costs Disclosure [Line Items]
Share units granted			4,170,049	17,086,750	15,446,621
2016 Equity Incentive Plan | Maximum
Compensation Related Costs Disclosure [Line Items]
Maximum number of Incentive Common Units reserved for issuance	92,917,083		92,917,083
2016 Equity Incentive Plan | Maximum | Director [Member]
Compensation Related Costs Disclosure [Line Items]
Incentive Common Units awarded	2,581,030		2,581,030
2016 Equity Incentive Plan | Service-based Incentive Unit
Compensation Related Costs Disclosure [Line Items]
Stock-based compensation expense	$ 500,000	$ 500,000	$ 1,900,000	$ 1,800,000	$ 2,900,000
Vesting period	5 years		5 years
Unrecognized compensation expense	$ 4.3		$ 4.7
Weighted-average period	3 years 5 months 19 days		3 years 6 months 7 days
Share units granted	0
2016 Equity Incentive Plan | Performance-based Units
Compensation Related Costs Disclosure [Line Items]
Share units granted	0